PROPERTY, PLANT, AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

Property, plant, and equipment consist of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Displays	$312,146	$312,146
Furniture and fixtures	772,891	720,657
Leasehold improvements	2,050,792	1,991,953
Computer hardware & equipment	221,175	209,029
Other	711,002	710,682
	4,068,006	3,944,467
Less: accumulated depreciation and amortization	(2,099,410)	(1,967,998)
Total property, plant, and equipment	$1,968,596	$1,976,469

Property, plant, and equipment consist of the following as of December 31, 2024 and 2023:

	Year Ended December 31,
	2024	2023

Displays	$312,146	$312,146
Building	-	575,000
Furniture and fixtures	720,657	505,436
Leasehold improvements	1,991,953	1,925,385
Computer hardware & equipment	209,029	141,682
Other	710,682	680,718
	3,944,467	4,140,367
Less: accumulated depreciation and amortization	(1,967,998)	(1,463,728)
Total property, plant, and equipment	$1,976,469	$2,676,639